UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ___________ to ___________

Date of Report (Date of filing)

Commission File Number of securitizer: ________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

GS MORTGAGE-BACKED SECURITIES TRUST 2026-IRRP1 DESIGNATED ACTIVITY COMPANY

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0000908777 (Goldman Sachs International)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Vanessa Resnick, Phone: +44209025722

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GS MORTGAGE-BACKED SECURITIES TRUST 2026-IRRP1 DESIGNATED ACTIVITY COMPANY

	By:	/s/ Vanessa Resnick
	Name:	Vanessa Resnick
	Title:	Authorized Person

Date: April 28, 2026

EXHIBIT INDEX

Exhibit Number

99.1	– Independent Accountant’s Report on Applying Asset Agreed-Upon Procedures
99.2	– M&C Report – Project Snow V/Skellig – Title Check and Litigation Proceedings Overview
99.3	– M&C Report – Project Tara/Emerald – Title Check and Litigation Proceedings Overview
99.4	– ALG Limited Scope Due Diligence Report